Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares — Return Before Taxes
Average Annual Return, Percent			2.65%	1.77%	2.12%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares — Return Before Taxes
Average Annual Return, Percent			3.58%	1.55%	1.63%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return Before Taxes
Average Annual Return, Percent			5.60%	2.57%	2.64%
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return After Taxes on Distributions*
Average Annual Return, Percent	[1]		3.71%	1.46%	1.58%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return After Taxes on Distributions and Sale of Fund Shares*
Average Annual Return, Percent	[1]		3.29%	1.48%	1.56%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares — Return Before Taxes
Average Annual Return, Percent			0.25%	(0.01%)	2.15%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares — Return Before Taxes
Average Annual Return, Percent			1.68%	(0.14%)	1.71%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return Before Taxes
Average Annual Return, Percent			3.59%	0.83%	2.74%
Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return After Taxes on Distributions
Average Annual Return, Percent	[2]		1.61%	(0.78%)	1.20%
Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		2.11%	(0.03%)	1.44%
Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.36%	1.58%	1.63%
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
Bloomberg Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			2.03%	0.23%	2.29%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.